Intangible assets	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Intangible assets

15. Intangible assets

	Port Concession Rights	Software License	Others	Total	Total
	₹ in million	₹ in million	₹ in million	₹ in million	US dollars in million
Gross Block
As at April 01, 2017	5,976	2,800	713	9,489
Additions	8	272	11	291
Acquisition through Business Combination	—	17	2,031	2,048
Disposals/Adjustments	(20)	(99)	—	(119)
Foreign exchange difference	—	24	167	191

As at April 01, 2018	5,964	3,014	2,922	11,900	172

Additions	32	147	—	179	3
Transfers from Property, Plant and Equipment	—	12	—	12	—
Disposals/Adjustments	(34)	(58)	—	(92)	(1)
Foreign exchange difference	—	99	35	134	2

As at March 31, 2019	5,962	3,214	2,957	12,133	176

Accumulated amortisation and impairment

	Port Concession Rights	Software License	Others	Total	Total
	₹ in million	₹ in million	₹ in million	₹ in million	US dollars in million
As at April 01, 2017	910	2,093	108	3,111
Charge for the year	226	293	52	571
Disposals/Adjustments	(3)	(99)	0	(102)
Foreign exchange difference	—	15	2	17

As at April 01, 2018	1,133	2,302	162	3,597	52

Charge for the year	226	333	253	812	12
Transfers from Property, Plant and Equipment		12		12	—
Disposals/Adjustments	(7)	(66)	—	(73)	(1)
Foreign exchange difference	—	74	(1)	73	1

As at March 31, 2019	1,352	2,655	414	4,421	64

Other Intangibles as at:
As at April 01, 2017	5,066	707	605	6,378
As at April 01, 2018	4,831	712	2,760	8,303
As at March 31, 2019	4,610	559	2,543	7,712	112

(1)	Vizag General Cargo Berth Private Limited (VGCB), a special purpose vehicle and wholly owned by the Company, was incorporated for the coal berth mechanization and upgradation at Visakhapatnam port.

The project is to be carried out on a design, build, finance, operate and transfer basis and the concession agreement between Visakhapatnam Port and VGCB was signed in 2010. Visakhapatnam Port has provided, in lieu of Royalty, an exclusive license to VGCB for designing, engineering, financing, constructing, equipping, operating, maintaining, and transferring the project/project facilities and services. The concession period is 30 years from the date of the award of the concession. The capacity of upgraded berth is 10.18 mmtpa and that the Vishakhapatnam Port is entitled to receive 38.10% share of the gross revenue as royalty. VGCB is entitled to recover a tariff from the user(s) of the project facilities and services as per Tariff Authority for Major Project (TAMP) notification. The changes in tariff rates are linked to the variation in Wholesale Price Index (WPI) and would accordingly be adjusted as specified in the concession agreement every year. The ownership of all infrastructure assets, buildings, structures, berths, wharfs, equipment and other immovable and movable assets constructed, installed, located, created or provided by VGCB at the project site and/or in the port’s assets pursuant to concession agreement would be with VGCB until expiry of this concession agreement. The cost of any repair, replacement or restoration of the project facilities and services shall be borne by VGCB during the concession period. VGCB has to transfer all its rights, titles and interest in the project facilities and services free of cost to Visakhapatnam Port at the end of the concession period. The project is in commercial operations since 2013.